Note 7. Long-Term Notes Payable (Details)			12 Months Ended
	Jul. 14, 2017 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2017 USD ($) a	Dec. 31, 2016 USD ($)	Jun. 09, 2017 USD ($)
Area of Land, owned | a			400
Proceeds from notes payable issued to related parties			$ 87,628	$ 115,000
Mississippi property
Increase (Decrease) in Property and Other Taxes Payable			$ 67,628
Area of Land, owned | a			400
Investor | Mississippi property | Collateralized Convertible Senior Debentures
Lien Amount		$ 1,850,000	$ 1,850,000
Management | Mississippi property | Collateralized Convertible Senior Debentures
Lien Amount		$ 2,000,000	$ 2,000,000
Board of Directors Chairman | Mississippi property
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Proceeds from notes payable issued to related parties			$ 67,628
Debt Instrument, Interest Rate, Increase (Decrease)			11.00%
President
Related Party Transaction, Terms and Manner of Settlement			(i) interest of 15% per annum be paid on the amount advanced and owing and that the full 15% interest per annum is payable during any calendar year in which all or part of the amount advanced and owing or interest due thereon remains unpaid; (ii) the obligation in the principal amount of $20,000 with interest due thereon be treated as a secured debt of the Company, to be evidenced by a separate note and to be secured with a separate lien to be placed on the Diamondhead Property ("the Third Lien") together with the Chairman's Third Lien, as well as a first lien to be placed on the residential lot owned by the Company; (iii) the Third Lien on the Diamondhead Property also include the two loans ($25,000 and $15,000) and interest due thereon and credit facilities in the maximum amount of $15,000; and (iv) the foregoing will be treated as advances to be paid out of any subsequent incoming financing obtained by the Company or any amounts recovered by the Company from a defendant in that collection action brought by the Company in the Circuit Court of Montgomery County, Maryland (Case No. 426962-V).
President | Advance 1
Proceeds from notes payable issued to related parties	$ 20,000
President | Advance 2
Proceeds from notes payable issued to related parties	25,000
President | Advance 3
Proceeds from notes payable issued to related parties	$ 15,000
A note holder | Convertible Promissory Note
Debt Instrument, Face Amount			$ 150,000
Debt Instrument, Interest Rate, Stated Percentage			0.00%
Legal Fees			$ 50,000
4 Year 8% secured note
Debt Instrument, Face Amount			47,500
4 Year 8% secured note | Director
Debt Instrument, Face Amount			$ 25,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
4 Year 14% secured note
Debt Instrument, Face Amount			$ 90,000
4 Year 14% secured note | Director
Debt Instrument, Interest Rate, Stated Percentage			14.00%
Notes Payable Principal Due
Debt Instrument, Face Amount			$ 137,500
Notes Payable Principal Due | Mississippi property
Debt Instrument, Face Amount			137,500
Notes Payable Principal Due | Mississippi property | Junior Lien
Lien Amount			$ 250,000
2 Year 12.5% secured note
Debt Instrument, Face Amount					$ 15,000
Debt Instrument, Interest Rate, Stated Percentage					12.50%